Business Combination/Disposal of Subsidiaries (Details) - Schedule of Financial Statements	6 Months Ended
Dec. 31, 2023 MYR (RM)
ARB Midware Group [Member]
Schedule of Financial Statements [Line Items]
Cash proceed	RM 1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level
Post-acquisition reserves recognized up to the date of disposal	(305,818)
Total	(305,818)
Realisation of foreign currency translation gain reclassified from reserve
Gain and loss on disposal of subsidiaries at the Group level	(305,818)
ARB Synergy Group [Member]
Schedule of Financial Statements [Line Items]
Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level
Pre-acquisition reserves recognized upon acquisition	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764
Total	6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)
Gain and loss on disposal of subsidiaries at the Group level	RM 6,178